Share-based payments	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Share-based payments
18. Share-based payments
Different share-based programs allow company senior management and members of the board of directors to receive or acquire shares of AB InBev, Ambev or Budweiser APAC. AB InBev has three primary share-based compensation plans, the share-based compensation plan (“Share-Based Compensation Plan”), the long-term restricted stock unit plan for directors (“Restricted Stock Units Plan for Directors”), and the long-term incentive plan for executives (“LTI Plan Executives”). For all option plans, the fair value of share-based payment compensation is estimated at grant date, using a binomial Hull model, modified to reflect the IFRS 2
Share-based Payment
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option. All the company share-based payment plans are equity-settled. Amounts have been converted to US dollar at the average rate of the period, unless otherwise indicated. There were no significant changes to the terms and conditions of the programs disclosed in the annual consolidated financial statements for the year ended 31 December 2021.
Share-based payment transactions resulted in a total expense of 237m US dollar for 2022, as compared to 345m US dollar for the six-month
period ended 30 June 2021, which included an amount of 73m US dollar that was reported in exceptional items representing the IFRS 2 cost related to the Zenzele Kabili scheme. For more details, refer to Note 16
Changes in equity and earnings per share
.
AB INBEV SHARE-BASED COMPENSATION PROGRAMS
Share-Based Compensation Plan for Executives
In the
six-month
period ended 30 June 2022, AB InBev issued 4.8m matching restricted stock units in relation to bonuses granted to company employees and management (30 June 2021: 0.2m matching restricted stock units). These matching restricted stock units represent a fair value of approximately 293m US dollar (30 June 2021: 9m US dollar).
Restricted Stock Units Plan for Directors
In the
six-month
period ended 30 June 2022, 0.1m restricted stock units with an estimated fair value of 4m US dollar were granted to directors (30 June 2021: 0.1m with an estimated fair value of 4m US dollar).
Annual and Exceptional LTI Plans for Executives
In the
six-month
period ended 30 June 2022, AB InBev issued 0.1m restricted stock units with an estimated fair value of 8m US dollar under this plan (30 June 2021: 0.2m with an estimated fair value of 9m US dollar under this plan). These 0.1m restricted stock units were granted to members of the Executive Committee (30 June 2021: 0.1m restricted stock units).
Recurring LTI Restricted Stock Units Plans for Executives
In the
six-month
period ended 30 June 2022, approximately 9 thousand discretionary restricted stock units were granted with an estimated fair value of 1m US dollar (30 June 2021: approximately 4 thousand discretionary restricted stock units with an estimated fair value of less than 1m US dollar).
In the
six-month
period ended 30 June 2022, employees received 0.1m restricted stock units under the People bet share purchase program representing a fair value of 7m US dollar (30 June 2021: 0.1m restricted stock units representing a fair value of 7m US dollar).
Performance related incentive plan for ZX Ventures
In the
six-month
period ended 30 June 2022,
no
performance units were granted to senior management of ZX Ventures (30 June 2021:
1
m performance units).
AMBEV SHARE-BASED COMPENSATION PROGRAMS
In the
six-month
period ended 30 June 2022, Ambev did not issue matching restricted stock units under the 2005 Share-based compensation plan (30 June 2021:
30
 thousand matching restricted stock units with estimated fair value of less than 1m US dollar).
Under the 2018 Share-based compensation plan, Ambev issued 19.5m matching restricted stock units in the six-month
period ended 30 June 2022 with an estimated fair value of 59m US dollar (30 June 2021:
2
m matching restricted stock units with an estimated fair value of
5
m US dollar).

BUDWEISER APAC SHARE-BASED COMPENSATION PROGRAM
Share-Based Compensation Plan
In the
six-month
period ended 30 June 2022, Budweiser APAC issued 12.5m matching restricted stock units in relation to bonuses granted to Budweiser APAC employees with an estimated fair value of 39m US dollar (30 June 2021: 0.1m matching restricted stock units with an estimated fair value of less than 1m US dollar).
New Restricted Stock Units Plan
In the
six-month
period ended 30 June 2022, no restricted stock units were granted under this program (30 June 2021: 0.6m restricted stock units with an estimated fair value of 2m US dollar).
People Bet Plan
In the
six-month
period ended 30 June 2022, 0.5m restricted stock units with an estimated fair value of 2m US dollar were granted to a selected number of employees (30 June 2021: no restricted stock units were granted under this program).